Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of investments accounted for using equity method [text block] [Abstract]
Schedule of share movements
Total Ordinary Shares
Total shares as of December 31, 2019	101,017,081,114
Total shares as of December 31, 2020	101,017,081,114
Total shares as of December 31, 2021	101,017,081,114

Schedule of shareholder's composition
Corporate Name or Shareholder’s Name	Shares	% of Equity Holding

LQ Inversiones Financieras S.A.	46,815,289,329	46.34
Banchile Corredores de Bolsa S.A.	6,119,467,747	6.06
Inversiones LQ-SM Limitada	4,854,988,014	4.81
Other minority shareholders	43,227,336,024	42.79
Total	101,017,081,114	100.00

Corporate Name or Shareholder’s Name	Shares	% of Equity Holding

LQ Inversiones Financieras S.A.	46,815,289,329	46.34
Banchile Corredores de Bolsa S.A.	5,745,082,033	5.69
Inversiones LQ-SM Limitada	4,854,988,014	4.81
Other minority shareholders	43,601,721,738	43.16
Total	101,017,081,114	100.00

Schedule of dividends declared and paid
	2019	2020	2021
Dividends on ordinary shares MCh$ :	356,311	350,538	220,271
Dividends per ordinary share Ch$ (*):	3.53	3.47	2.18

(*)	Dividends per share are calculated by dividing the amount of the dividend paid during each year by the previous year’s number of shares outstanding.

Schedule of the income and share data used in the calculation of EPS
	As of December 31,
	2019	2020	2021
Basic and diluted earnings per share:

Net profits attributable to ordinary equity holders of the Bank (MCh$)	603,744	401,629	1,056,316
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114
Earnings per share (Ch$)	5.98	3.98	10.46